ANNUAL REPORT
PHOENIX LIFE AND
ANNUITY VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2017

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$ 307,071		$ 64,123		$ 362,211		$ 104,846
Total assets	$ 307,071		$ 64,123		$ 362,211		$ 104,846
Total net assets	$ 307,071		$ 64,123		$ 362,211		$ 104,846
Units outstanding	36,427		23,459		36,686		18,665
Investment shares held	3,716		546		16,323		9,771
Investments at cost	$ 126,099		$ 41,941		$ 208,020		$ 112,615
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 8.43	36,427	$ 2.73	23,459	$ 9.87	36,686	$ 5.62	18,665

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$ 731,117		$ 3,256		$ 145,492		$ 160,061
Total assets	$ 731,117		$ 3,256		$ 145,492		$ 160,061
Total net assets	$ 731,117		$ 3,256		$ 145,492		$ 160,061
Units outstanding	728,802		329		12,136		16,904
Investment shares held	731,117		477		3,852		4,444
Investments at cost	$ 731,117		$ 3,557		$ 103,963		$ 143,722
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.00	728,802	$ 9.89	329	$ 11.99	12,136	$ 9.47	16,904
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 265,455		$ 10,246		$ 54,584		$ 52,268
Total assets	$ 265,455		$ 10,246		$ 54,584		$ 52,268
Total net assets	$ 265,455		$ 10,246		$ 54,584		$ 52,268
Units outstanding	36,668		6,394		27,344		6,436
Investment shares held	3,599		809		3,376		2,567
Investments at cost	$ 191,878		$ 10,325		$ 60,324		$ 39,970
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 7.24	36,668	$ 1.60	6,394	$ 2.00	27,344	$ 8.12	6,436

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 52,774		$ 26,580		$ 130,926		$ 42,424
Total assets	$ 52,774		$ 26,580		$ 130,926		$ 42,424
Total net assets	$ 52,774		$ 26,580		$ 130,926		$ 42,424
Units outstanding	25,787		12,212		59,115		17,809
Investment shares held	838		724		6,909		3,427
Investments at cost	$ 35,245		$ 19,094		$ 125,070		$ 40,269
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 2.05	25,787	$ 2.18	12,212	$ 2.21	59,115	$ 2.38	17,809
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 149,009		$ 65,383		$ 17,037		$ 133
Total assets	$ 149,009		$ 65,383		$ 17,037		$ 133
Total net assets	$ 149,009		$ 65,383		$ 17,037		$ 133
Units outstanding	65,815		28,801		24,820		83
Investment shares held	4,011		2,668		2,353		11
Investments at cost	$ 112,909		$ 56,190		$ 64,357		$ 130
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 2.26	65,815	$ 2.27	28,801	$ 0.69	24,820	$ 1.61	83

	PIMCO Total Return Portfolio – Advisor Class		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 11,277		$ 20,357		$ 24,169		$ 100,644
Total assets	$ 11,277		$ 20,357		$ 24,169		$ 100,644
Total net assets	$ 11,277		$ 20,357		$ 24,169		$ 100,644
Units outstanding	6,205		1,648		4,022		14,114
Investment shares held	1,031		1,990		1,562		6,302
Investments at cost	$ 10,691		$ 28,262		$ 19,359		$ 60,725
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.82	6,205	$ 12.36	1,648	$ 6.02	4,022	$ 7.13	14,114
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$ 65,685		$ 153,594		$ 64,110		$ 220,618
Total assets	$ 65,685		$ 153,594		$ 64,110		$ 220,618
Total net assets	$ 65,685		$ 153,594		$ 64,110		$ 220,618
Units outstanding	26,205		20,703		3,595		34,694
Investment shares held	4,176		12,288		3,334		7,026
Investments at cost	$ 58,861		$ 153,372		$ 80,519		$ 113,343
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 2.51	26,205	$ 7.42	20,703	$ 17.83	3,595	$ 6.36	34,694

	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$ 69,503		$ 232,040		$ 150,074		$ 591,027
Total assets	$ 69,503		$ 232,040		$ 150,074		$ 591,027
Total net assets	$ 69,503		$ 232,040		$ 150,074		$ 591,027
Units outstanding	3,469		17,108		17,171		79,484
Investment shares held	2,425		13,366		16,068		49,252
Investments at cost	$ 38,821		$ 188,576		$ 149,221		$ 600,655
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 20.04	3,469	$ 13.56	17,108	$ 8.74	17,171	$ 7.44	79,484
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 6,726		$ 82,091		$ 1,125		$ 254,246
Total assets	$ 6,726		$ 82,091		$ 1,125		$ 254,246
Total net assets	$ 6,726		$ 82,091		$ 1,125		$ 254,246
Units outstanding	907		8,110		79		20,136
Investment shares held	533		2,662		54		9,508
Investments at cost	$ 6,809		$ 50,655		$ 872		$ 220,737
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 7.41	907	$ 10.12	8,110	$ 14.20	79	$ 12.63	20,136
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$ 468	$ 426	$ 5,779	$ 2,401
Net investment income (loss)	468	426	5,779	2,401
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	766	31	466	9
Realized gain distributions	18,198	2,313	16,235	-
Realized gain (loss)	18,964	2,344	16,701	9
Change in unrealized appreciation (depreciation) during the year	54,370	6,074	42,542	(442)
Net increase (decrease) in net assets from operations	$ 73,802	$ 8,844	$ 65,022	$ 1,968

	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$ 2,308	$ 292	$ 1,211	$ 271
Net investment income (loss)	2,308	292	1,211	271
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(106)	4,314	94
Realized gain distributions	-	-	6,784	15,333
Realized gain (loss)	-	(106)	11,098	15,427
Change in unrealized appreciation (depreciation) during the year	-	94	13,633	21,311
Net increase (decrease) in net assets from operations	$ 2,308	$ 280	$ 25,942	$ 37,009

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ 253	$ 369	$ 3,289	$ 1,151
Net investment income (loss)	253	369	3,289	1,151
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	291	(36)	(1,483)	6
Realized gain distributions	14,542	205	-	2,087
Realized gain (loss)	14,833	169	(1,483)	2,093
Change in unrealized appreciation (depreciation) during the year	46,491	1,152	4,476	764
Net increase (decrease) in net assets from operations	$ 61,577	$ 1,690	$ 6,282	$ 4,008

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ 40	$ 265	$ 1,822	$ 1,732
Net investment income (loss)	40	265	1,822	1,732
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2	95	33	12
Realized gain distributions	3,845	1,329	2,275	408
Realized gain (loss)	3,847	1,424	2,308	420
Change in unrealized appreciation (depreciation) during the year	7,192	1,485	8,675	1,419
Net increase (decrease) in net assets from operations	$ 11,079	$ 3,174	$ 12,805	$ 3,571

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ 1,912	$ 393	$ -	$ 2,216
Net investment income (loss)	1,912	393	-	2,216
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3	-	(11)	(11,651)
Realized gain distributions	14,076	6,288	-	-
Realized gain (loss)	14,079	6,288	(11)	(11,651)
Change in unrealized appreciation (depreciation) during the year	1,421	(2,500)	48	9,465
Net increase (decrease) in net assets from operations	$ 17,412	$ 4,181	$ 37	$ 30

	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$ 2	$ 213	$ 250	$ 1,207
Net investment income (loss)	2	213	250	1,207
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	-	(2,017)	2,902
Realized gain distributions	-	-	-	-
Realized gain (loss)	-	-	(2,017)	2,902
Change in unrealized appreciation (depreciation) during the year	2	305	9,403	1,948
Net increase (decrease) in net assets from operations	$ 4	$ 518	$ 7,636	$ 6,057

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Templeton Growth VIP Fund – Class 2	Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Income:
Dividends	$ 1,674	$ 37	$ 2,291	$ 897
Net investment income (loss)	1,674	37	2,291	897
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,178	41	3	29
Realized gain distributions	-	1,628	-	6,025
Realized gain (loss)	2,178	1,669	3	6,054
Change in unrealized appreciation (depreciation) during the year	12,820	8,901	18,408	(3,312)
Net increase (decrease) in net assets from operations	$ 16,672	$ 10,607	$ 20,702	$ 3,639

	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Income:
Dividends	$ -	$ -	$ 1,436	$ 7,556
Net investment income (loss)	-	-	1,436	7,556
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	79	138	177	(106)
Realized gain distributions	9,322	4,031	29,814	-
Realized gain (loss)	9,401	4,169	29,991	(106)
Change in unrealized appreciation (depreciation) during the year	48,809	16,122	7,819	4,945
Net increase (decrease) in net assets from operations	$ 58,210	$ 20,291	$ 39,246	$ 12,395

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select
Income:
Dividends	$ 8,583	$ 127	$ 902	$ 2
Net investment income (loss)	8,583	127	902	2
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	113	(5)	88	(17)
Realized gain distributions	101,878	46	537	873
Realized gain (loss)	101,991	41	625	856
Change in unrealized appreciation (depreciation) during the year	(52)	1,060	19,004	(85)
Net increase (decrease) in net assets from operations	$ 110,522	$ 1,228	$ 20,531	$ 773

Wanger USA
Income:
Dividends	$ -
Net investment income (loss)	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	183
Realized gain distributions	37,227
Realized gain (loss)	37,410
Change in unrealized appreciation (depreciation) during the year	4,606
Net increase (decrease) in net assets from operations	$ 42,016
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 468	$ 452	$ 426	$ 226
Realized gains (losses)	18,964	1,428	2,344	1,823
Unrealized appreciation (depreciation) during the year	54,370	(801)	6,074	7,438
Net increase (decrease) in net assets from operations	73,802	1,079	8,844	9,487
Contract transactions:
Payments received from contract owners	3,669	3,668	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	41	116,227	-	-
Transfers for contract benefits and terminations	(1)	(116,981)	-	-
Contract maintenance charges	(8,899)	(8,386)	(746)	(776)
Net increase (decrease) in net assets resulting from contract transactions	(5,190)	(5,472)	(746)	(776)
Total increase (decrease) in net assets	68,612	(4,393)	8,098	8,711
Net assets at beginning of period	238,459	242,852	56,025	47,314
Net assets at end of period	$ 307,071	$ 238,459	$ 64,123	$ 56,025

	Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,779	$ 5,576	$ 2,401	$ 2,632
Realized gains (losses)	16,701	21,044	9	(66)
Unrealized appreciation (depreciation) during the year	42,542	4,532	(442)	(924)
Net increase (decrease) in net assets from operations	65,022	31,152	1,968	1,642
Contract transactions:
Payments received from contract owners	7,148	7,149	7,916	40,374
Transfers between Investment Options (including Guaranteed Interest Account), net	(35)	17,025	800	3,447
Transfers for contract benefits and terminations	-	(8,152)	-	(41,848)
Contract maintenance charges	(10,307)	(9,488)	(6,889)	(7,452)
Net increase (decrease) in net assets resulting from contract transactions	(3,194)	6,534	1,827	(5,479)
Total increase (decrease) in net assets	61,828	37,686	3,795	(3,837)
Net assets at beginning of period	300,383	262,697	101,051	104,888
Net assets at end of period	$ 362,211	$ 300,383	$ 104,846	$ 101,051

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,308	$ 1	$ 292	$ 301
Realized gains (losses)	-	-	(106)	(78)
Unrealized appreciation (depreciation) during the year	-	-	94	422
Net increase (decrease) in net assets from operations	2,308	1	280	645
Contract transactions:
Payments received from contract owners	1,467	11,092	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	1,083	8,569	148	125
Transfers for contract benefits and terminations	(540,115)	-	(189)	-
Contract maintenance charges	(11,948)	(33,061)	(1,565)	(956)
Net increase (decrease) in net assets resulting from contract transactions	(549,513)	(13,400)	(1,606)	(831)
Total increase (decrease) in net assets	(547,205)	(13,399)	(1,326)	(186)
Net assets at beginning of period	1,278,322	1,291,721	4,582	4,768
Net assets at end of period	$ 731,117	$ 1,278,322	$ 3,256	$ 4,582

	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,211	$ 811	$ 271	$ 236
Realized gains (losses)	11,098	8,831	15,427	2,060
Unrealized appreciation (depreciation) during the year	13,633	(1,923)	21,311	(2,109)
Net increase (decrease) in net assets from operations	25,942	7,719	37,009	187
Contract transactions:
Payments received from contract owners	1,944	9,043	-	17,937
Transfers between Investment Options (including Guaranteed Interest Account), net	65,659	13,643	24,122	708
Transfers for contract benefits and terminations	(57,622)	(12,954)	(1)	(18,644)
Contract maintenance charges	(5,245)	(8,326)	(1,610)	(1,512)
Net increase (decrease) in net assets resulting from contract transactions	4,736	1,406	22,511	(1,511)
Total increase (decrease) in net assets	30,678	9,125	59,520	(1,324)
Net assets at beginning of period	114,814	105,689	100,541	101,865
Net assets at end of period	$ 145,492	$ 114,814	$ 160,061	$ 100,541

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 253	$ -	$ 369	$ 1,045
Realized gains (losses)	14,833	15,758	169	24
Unrealized appreciation (depreciation) during the year	46,491	(14,672)	1,152	913
Net increase (decrease) in net assets from operations	61,577	1,086	1,690	1,982
Contract transactions:
Payments received from contract owners	4,260	108,440	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	41,019	3,612	(36,321)	99
Transfers for contract benefits and terminations	-	(108,337)	-	-
Contract maintenance charges	(7,701)	(6,688)	-	-
Net increase (decrease) in net assets resulting from contract transactions	37,578	(2,973)	(36,321)	99
Total increase (decrease) in net assets	99,155	(1,887)	(34,631)	2,081
Net assets at beginning of period	166,300	168,187	44,877	42,796
Net assets at end of period	$ 265,455	$ 166,300	$ 10,246	$ 44,877

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,289	$ 3,670	$ 1,151	$ 708
Realized gains (losses)	(1,483)	(194)	2,093	2,922
Unrealized appreciation (depreciation) during the year	4,476	6,297	764	1,699
Net increase (decrease) in net assets from operations	6,282	9,773	4,008	5,329
Contract transactions:
Payments received from contract owners	-	-	1,873	1,882
Transfers between Investment Options (including Guaranteed Interest Account), net	20,389	(366)	(30)	19,475
Transfers for contract benefits and terminations	(47,646)	-	-	(10,611)
Contract maintenance charges	(1,958)	(5,029)	(944)	(887)
Net increase (decrease) in net assets resulting from contract transactions	(29,215)	(5,395)	899	9,859
Total increase (decrease) in net assets	(22,933)	4,378	4,907	15,188
Net assets at beginning of period	77,517	73,139	47,361	32,173
Net assets at end of period	$ 54,584	$ 77,517	$ 52,268	$ 47,361

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 40	$ -	$ 265	$ 189
Realized gains (losses)	3,847	3,449	1,424	1,744
Unrealized appreciation (depreciation) during the year	7,192	(2,533)	1,485	494
Net increase (decrease) in net assets from operations	11,079	916	3,174	2,427
Contract transactions:
Payments received from contract owners	1,846	1,595	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	208	(848)
Transfers for contract benefits and terminations	-	-	(206)	-
Contract maintenance charges	(178)	(148)	(1,296)	(1,236)
Net increase (decrease) in net assets resulting from contract transactions	1,668	1,447	(1,294)	(2,084)
Total increase (decrease) in net assets	12,747	2,363	1,880	343
Net assets at beginning of period	40,027	37,664	24,700	24,357
Net assets at end of period	$ 52,774	$ 40,027	$ 26,580	$ 24,700

	Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,822	$ 1,677	$ 1,732	$ 1,706
Realized gains (losses)	2,308	3,268	420	1
Unrealized appreciation (depreciation) during the year	8,675	9,367	1,419	2,417
Net increase (decrease) in net assets from operations	12,805	14,312	3,571	4,124
Contract transactions:
Payments received from contract owners	-	-	1,032	1,740
Transfers between Investment Options (including Guaranteed Interest Account), net	(25)	8,873	-	-
Transfers for contract benefits and terminations	(1)	-	-	-
Contract maintenance charges	(1,440)	(1,551)	(877)	(908)
Net increase (decrease) in net assets resulting from contract transactions	(1,466)	7,322	155	832
Total increase (decrease) in net assets	11,339	21,634	3,726	4,956
Net assets at beginning of period	119,587	97,953	38,698	33,742
Net assets at end of period	$ 130,926	$ 119,587	$ 42,424	$ 38,698

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,912	$ 1,799	$ 393	$ 291
Realized gains (losses)	14,079	1,657	6,288	3,298
Unrealized appreciation (depreciation) during the year	1,421	15,278	(2,500)	4,983
Net increase (decrease) in net assets from operations	17,412	18,734	4,181	8,572
Contract transactions:
Payments received from contract owners	4,352	3,989	1,862	5,644
Transfers between Investment Options (including Guaranteed Interest Account), net	(145)	6,853	(105)	3,570
Transfers for contract benefits and terminations	-	(7,029)	1	(6,305)
Contract maintenance charges	(1,277)	(3,479)	(1,460)	(1,975)
Net increase (decrease) in net assets resulting from contract transactions	2,930	334	298	934
Total increase (decrease) in net assets	20,342	19,068	4,479	9,506
Net assets at beginning of period	128,667	109,599	60,904	51,398
Net assets at end of period	$ 149,009	$ 128,667	$ 65,383	$ 60,904

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 2,216	$ 218
Realized gains (losses)	(11)	(143)	(11,651)	(46)
Unrealized appreciation (depreciation) during the year	48	123	9,465	2,801
Net increase (decrease) in net assets from operations	37	(20)	30	2,973
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(131)	(115)	4,678	187
Transfers for contract benefits and terminations	-	-	(10,250)	-
Contract maintenance charges	(766)	(2,894)	(272)	(582)
Net increase (decrease) in net assets resulting from contract transactions	(897)	(3,009)	(5,844)	(395)
Total increase (decrease) in net assets	(860)	(3,029)	(5,814)	2,578
Net assets at beginning of period	860	3,889	22,851	20,273
Net assets at end of period	$ -	$ 860	$ 17,037	$ 22,851

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2	$ 184	$ 213	$ 196
Realized gains (losses)	-	(708)	-	-
Unrealized appreciation (depreciation) during the year	2	795	305	66
Net increase (decrease) in net assets from operations	4	271	518	262
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	130	(8,648)	(32)	928
Transfers for contract benefits and terminations	(8)	-	-	-
Contract maintenance charges	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	122	(8,648)	(32)	928
Total increase (decrease) in net assets	126	(8,377)	486	1,190
Net assets at beginning of period	7	8,384	10,791	9,601
Net assets at end of period	$ 133	$ 7	$ 11,277	$ 10,791

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 250	$ 161	$ 1,207	$ 937
Realized gains (losses)	(2,017)	(48)	2,902	847
Unrealized appreciation (depreciation) during the year	9,403	3,036	1,948	1,574
Net increase (decrease) in net assets from operations	7,636	3,149	6,057	3,358
Contract transactions:
Payments received from contract owners	-	-	-	65,994
Transfers between Investment Options (including Guaranteed Interest Account), net	6,066	37	3,258	42,501
Transfers for contract benefits and terminations	(13,969)	-	(23,256)	(65,994)
Contract maintenance charges	(333)	(576)	(7,972)	(5,245)
Net increase (decrease) in net assets resulting from contract transactions	(8,236)	(539)	(27,970)	37,256
Total increase (decrease) in net assets	(600)	2,610	(21,913)	40,614
Net assets at beginning of period	20,957	18,347	46,082	5,468
Net assets at end of period	$ 20,357	$ 20,957	$ 24,169	$ 46,082

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Templeton Growth VIP Fund – Class 2		Touchstone Small Company Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,674	$ 1,837	$ 37	$ 35
Realized gains (losses)	2,178	4,379	1,669	3,860
Unrealized appreciation (depreciation) during the year	12,820	2,427	8,901	5,533
Net increase (decrease) in net assets from operations	16,672	8,643	10,607	9,428
Contract transactions:
Payments received from contract owners	5,916	9,580	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	8,314	(2,936)	-	-
Transfers for contract benefits and terminations	(16,778)	(6,812)	(1)	-
Contract maintenance charges	(4,839)	(5,900)	(756)	(762)
Net increase (decrease) in net assets resulting from contract transactions	(7,387)	(6,068)	(757)	(762)
Total increase (decrease) in net assets	9,285	2,575	9,850	8,666
Net assets at beginning of period	91,359	88,784	55,835	47,169
Net assets at end of period	$ 100,644	$ 91,359	$ 65,685	$ 55,835

	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,291	$ 967	$ 897	$ 1,114
Realized gains (losses)	3	23,605	6,054	9,456
Unrealized appreciation (depreciation) during the year	18,408	(26,517)	(3,312)	(6,590)
Net increase (decrease) in net assets from operations	20,702	(1,945)	3,639	3,980
Contract transactions:
Payments received from contract owners	7,027	36,086	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(75)	71,165	-	-
Transfers for contract benefits and terminations	1	(100,837)	(1)	-
Contract maintenance charges	(1,339)	(1,602)	(1,086)	(1,239)
Net increase (decrease) in net assets resulting from contract transactions	5,614	4,812	(1,087)	(1,239)
Total increase (decrease) in net assets	26,316	2,867	2,552	2,741
Net assets at beginning of period	127,278	124,411	61,558	58,817
Net assets at end of period	$ 153,594	$ 127,278	$ 64,110	$ 61,558

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ -
Realized gains (losses)	9,401	3,936	4,169	4,288
Unrealized appreciation (depreciation) during the year	48,809	(5,260)	16,122	6,210
Net increase (decrease) in net assets from operations	58,210	(1,324)	20,291	10,498
Contract transactions:
Payments received from contract owners	6,295	17,569	2,232	6,428
Transfers between Investment Options (including Guaranteed Interest Account), net	-	37,728	-	6,838
Transfers for contract benefits and terminations	-	(48,485)	-	(12,202)
Contract maintenance charges	(4,830)	(4,511)	(3,399)	(2,740)
Net increase (decrease) in net assets resulting from contract transactions	1,465	2,301	(1,167)	(1,676)
Total increase (decrease) in net assets	59,675	977	19,124	8,822
Net assets at beginning of period	160,943	159,966	50,379	41,557
Net assets at end of period	$ 220,618	$ 160,943	$ 69,503	$ 50,379

	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,436	$ 3,531	$ 7,556	$ 8,821
Realized gains (losses)	29,991	23,298	(106)	68
Unrealized appreciation (depreciation) during the year	7,819	15,995	4,945	8,236
Net increase (decrease) in net assets from operations	39,246	42,824	12,395	17,125
Contract transactions:
Payments received from contract owners	2,671	30,041	3,249	8,639
Transfers between Investment Options (including Guaranteed Interest Account), net	997	(5,141)	(58,751)	3,263
Transfers for contract benefits and terminations	(1)	(27,978)	-	(9,180)
Contract maintenance charges	(7,831)	(6,502)	(6,691)	(5,845)
Net increase (decrease) in net assets resulting from contract transactions	(4,164)	(9,580)	(62,193)	(3,123)
Total increase (decrease) in net assets	35,082	33,244	(49,798)	14,002
Net assets at beginning of period	196,958	163,714	199,872	185,870
Net assets at end of period	$ 232,040	$ 196,958	$ 150,074	$ 199,872

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,583	$ 5,857	$ 127	$ 193
Realized gains (losses)	101,991	91,159	41	527
Unrealized appreciation (depreciation) during the year	(52)	(55,569)	1,060	(578)
Net increase (decrease) in net assets from operations	110,522	41,447	1,228	142
Contract transactions:
Payments received from contract owners	12,501	28,530	810	829
Transfers between Investment Options (including Guaranteed Interest Account), net	(353)	2,033	396	(6,149)
Transfers for contract benefits and terminations	(1)	(10,571)	-	(19)
Contract maintenance charges	(12,007)	(12,192)	(3,082)	(3,851)
Net increase (decrease) in net assets resulting from contract transactions	140	7,800	(1,876)	(9,190)
Total increase (decrease) in net assets	110,662	49,247	(648)	(9,048)
Net assets at beginning of period	480,365	431,118	7,374	16,422
Net assets at end of period	$ 591,027	$ 480,365	$ 6,726	$ 7,374

	Wanger International		Wanger Select
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 902	$ 757	$ 2	$ 10
Realized gains (losses)	625	5,186	856	1,736
Unrealized appreciation (depreciation) during the year	19,004	(6,813)	(85)	(1,025)
Net increase (decrease) in net assets from operations	20,531	(870)	773	721
Contract transactions:
Payments received from contract owners	3,871	14,209	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	304	73,065	(5,282)	(10)
Transfers for contract benefits and terminations	(1)	(83,982)	-	-
Contract maintenance charges	(4,658)	(3,808)	(371)	(487)
Net increase (decrease) in net assets resulting from contract transactions	(484)	(516)	(5,653)	(497)
Total increase (decrease) in net assets	20,047	(1,386)	(4,880)	224
Net assets at beginning of period	62,044	63,430	6,005	5,781
Net assets at end of period	$ 82,091	$ 62,044	$ 1,125	$ 6,005

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Wanger USA
	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -
Realized gains (losses)	37,410	53,068
Unrealized appreciation (depreciation) during the year	4,606	(26,938)
Net increase (decrease) in net assets from operations	42,016	26,130
Contract transactions:
Payments received from contract owners	4,592	4,299
Transfers between Investment Options (including Guaranteed Interest Account), net	576	(1,194)
Transfers for contract benefits and terminations	-	(7)
Contract maintenance charges	(7,541)	(7,212)
Net increase (decrease) in net assets resulting from contract transactions	(2,373)	(4,114)
Total increase (decrease) in net assets	39,643	22,016
Net assets at beginning of period	214,603	192,587
Net assets at end of period	$ 254,246	$ 214,603
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life and Annuity Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life and Annuity Company (“PLAC”, the Company, “we” or “us”). PLAC is a Connecticut stock life insurance company and is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). On June 20, 2016, Nassau Reinsurance Group Holdings L.P. (“Nassau Re”) completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the New York State Department of Financial Services (“NYDFS”). Founded in April 2015, Nassau Re is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. Phoenix became a privately held, wholly-owned subsidiary of Nassau Re, serving as its U.S. life and annuity platform. As part of the transaction, Nassau Re contributed $100 million of new equity capital to Phoenix at closing. Additionally, Nassau Re funded $80 million of new equity capital to Nassau Re’s reinsurance affiliate related to a reinsurance agreement between this affiliate and PHL Variable. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on July 1, 1996. The Separate Account currently consists of 54 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Touchstone Balanced Fund (formerly Sentinel Variable Products Balanced Fund)
Touchstone Bond Fund (formerly Sentinel Variable Products Bond Fund)
Touchstone Common Stock Fund (formerly Sentinel Variable Products Common Stock Fund)
Touchstone Small Company Fund (formerly Sentinel Variable Products Small Company Fund)
Virtus Duff & Phelps International Series-Class A Shares (formerly Virtus International Series-Class A Shares)
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares (formerly Virtus Real Estate Securities Series-Class A Shares)
Virtus KAR Capital Growth Series-Class A Shares (formerly Virtus Capital Growth Series-Class A Shares)
Virtus KAR Small-Cap Growth Series-Class A Shares (formerly Virtus Small-Cap Growth Series-Class A Shares)
Virtus KAR Small-Cap Value Series-Class A Shares (formerly Virtus Small-Cap Value Series-Class A Shares)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares (formerly Virtus Multi-Sector Fixed Income Series-Class A Shares)
Virtus Rampart Enhanced Core Equity Series-Class A Shares (formerly Enhanced Core Equity Series-Class A Shares)
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PLAC and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PLAC’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PLAC’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PLAC is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Phoenix is no longer subject to U.S. federal income tax examinations by tax authorities for years before

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
2014. Under the current provisions of the Code, PLAC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PLAC will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PLAC management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
E.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 22,649	$ 9,173
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	2,738	745
Deutsche Equity 500 Index VIP – Class A	29,162	10,342
Federated Fund for U.S. Government Securities II	10,358	6,130
Federated Government Money Fund II - Service Shares	4,530	551,735
Federated High Income Bond Fund II – Primary Shares	490	1,804
Fidelity ® VIP Contrafund® Portfolio – Service Class	50,863	38,131
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	39,726	1,610
Fidelity ® VIP Growth Portfolio – Service Class	58,938	6,565
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	573	36,320
Franklin Income VIP Fund – Class 2	3,288	29,214
Franklin Mutual Shares VIP Fund – Class 2	5,092	955
Invesco V.I. American Franchise Fund – Series I Shares	5,731	178
Invesco V.I. Core Equity Fund – Series I Shares	1,989	1,689
Invesco V.I. Equity and Income Fund – Series II Shares	4,097	1,466
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	2,947	652
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	20,066	1,148
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	8,069	1,090
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	-	897
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	2,310	5,938
PIMCO Real Return Portfolio – Advisor Class	132	8
PIMCO Total Return Portfolio – Advisor Class	213	32
Templeton Developing Markets VIP Fund – Class 2	250	8,236
Templeton Foreign VIP Fund – Class 2	1,207	27,970
Templeton Growth VIP Fund – Class 2	7,974	13,687
Touchstone Small Company Fund	1,665	757
Virtus Duff & Phelps International Series-Class A Shares	9,270	1,365
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	6,922	1,087
Virtus KAR Capital Growth Series – Class A Shares	14,711	3,925
Virtus KAR Small-Cap Growth Series – Class A Shares	6,149	3,285
Virtus KAR Small-Cap Value Series – Class A Shares	34,419	7,333
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	10,230	64,867
Virtus Rampart Enhanced Core Equity Series – Class A Shares	119,841	9,240
Virtus Strategic Allocation Series – Class A Shares	1,330	3,034
Wanger International	5,174	4,219
Wanger Select	875	5,653
Wanger USA	41,822	6,969
	$ 535,800	$ 866,543

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	595	(1,248)	(653)	19,682	(20,556)	(874)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	-	(295)	(295)	-	(372)	(372)
Deutsche Equity 500 Index VIP – Class A	866	(1,156)	(290)	3,247	(2,363)	884
Federated Fund for U.S. Government Securities II	1,564	(1,234)	330	8,839	(9,841)	(1,002)
Federated Government Money Fund II - Service Shares	2,620	(552,113)	(549,493)	61,286	(74,685)	(13,399)
Federated High Income Bond Fund II – Primary Shares	20	(167)	(147)	19	(116)	(97)
Fidelity ® VIP Contrafund® Portfolio – Service Class	6,169	(5,694)	475	2,501	(2,423)	78
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	2,822	(189)	2,633	2,810	(3,033)	(223)
Fidelity ® VIP Growth Portfolio – Service Class	6,848	(1,191)	5,657	21,931	(22,507)	(576)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	-	(22,779)	(22,779)	124	(59)	65
Franklin Income VIP Fund – Class 2	10,807	(26,052)	(15,245)	-	(3,230)	(3,230)
Franklin Mutual Shares VIP Fund – Class 2	242	(124)	118	3,088	(1,752)	1,336
Invesco V.I. American Franchise Fund – Series I Shares	975	(147)	828	1,035	(96)	939
Invesco V.I. Core Equity Fund – Series I Shares	187	(721)	(534)	1	(1,122)	(1,121)
Invesco V.I. Equity and Income Fund – Series II Shares	-	(701)	(701)	4,421	(868)	3,553
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	452	(384)	68	839	(444)	395
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	2,073	(693)	1,380	6,254	(6,097)	157
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	850	(710)	140	4,944	(4,436)	508
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	-	(851)	(851)	-	(3,154)	(3,154)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	7,338	(16,487)	(9,149)	283	(933)	(650)
PIMCO Real Return Portfolio – Advisor Class	83	-	83	-	(5,679)	(5,679)
PIMCO Total Return Portfolio – Advisor Class	-	(17)	(17)	597	(54)	543
Templeton Developing Markets VIP Fund – Class 2	542	(1,276)	(734)	5	(72)	(67)
Templeton Foreign VIP Fund – Class 2	1,755	(6,677)	(4,922)	22,982	(15,179)	7,803
Templeton Growth VIP Fund – Class 2	2,180	(3,248)	(1,068)	2,382	(3,374)	(992)
Touchstone Small Company Fund	-	(330)	(330)	-	(416)	(416)
Virtus Duff & Phelps International Series-Class A Shares	1,016	(205)	811	17,223	(16,462)	761
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	-	(63)	(63)	-	(75)	(75)
Virtus KAR Capital Growth Series – Class A Shares	1,121	(866)	255	12,169	(11,664)	505
Virtus KAR Small-Cap Growth Series – Class A Shares	131	(204)	(73)	1,129	(1,266)	(137)
Virtus KAR Small-Cap Value Series – Class A Shares	317	(659)	(342)	3,166	(4,069)	(903)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	426	(7,661)	(7,235)	1,535	(1,934)	(399)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	1,909	(1,856)	53	5,694	(4,261)	1,433
Virtus Strategic Allocation Series – Class A Shares	184	(460)	(276)	137	(1,611)	(1,474)
Wanger International	496	(533)	(37)	11,249	(11,314)	(65)
Wanger Select	-	(457)	(457)	-	(49)	(49)
Wanger USA	479	(667)	(188)	485	(897)	(412)

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows:
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Alger Capital Appreciation Portfolio – Class I-2 Shares
2017	36	8.43	307	0.17%	-	31.08%
2016	37	6.43	238	0.19%	-	0.50%
2015	38	6.40	243	0.08%	-	6.19%
2014	46	6.03	277	0.10%	-	13.75%
2013	48	5.30	257	0.37%	-	35.19%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2017	23	2.73	64	0.72%	-	15.89%
2016	24	2.36	56	0.45%	-	20.27%
2015	24	1.96	47	0.09%	-	(2.68%)
2014	26	2.02	52	1.01%	-	9.25%
2013	26	1.84	48	0.92%	-	32.82%
Deutsche Equity 500 Index VIP – Class A
2017	37	9.87	362	1.73%	-	21.53%
2016	37	8.12	300	2.03%	-	11.61%
2015	36	7.28	263	1.72%	-	1.13%
2014	38	7.20	272	1.84%	-	13.39%
2013	38	6.35	239	1.77%	-	31.93%
Federated Fund for U.S. Government Securities II
2017	19	5.62	105	2.32%	-	1.92%
2016	18	5.51	101	2.46%	-	1.61%
2015	19	5.42	105	2.81%	-	0.52%
2014	27	5.40	147	2.88%	-	4.62%
2013	27	5.16	138	3.33%	-	(2.05%)
Federated Government Money Fund II - Service Shares
2017	729	1.00	731	0.29%	-	0.31%
2016	1,278	1.00	1,278	0.00%*	-	0.00%
2015	1,292	1.00	1,292	0.00%	-	0.00%*
2014	1,331	1.00	1,331	-	-	0.00%*
2013	1,360	1.00	1,360	-	-	0.00%*
Federated High Income Bond Fund II – Primary Shares
2017	0*	9.89	3	7.42%	-	6.94%
2016	0*	9.25	5	6.50%	-	14.82%
2015	1	8.05	5	4.68%	-	(2.57%)
2014	5	8.27	38	5.91%	-	2.69%
2013	5	8.05	39	6.80%	-	6.99%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2017	12	11.99	145	0.94%	-	21.76%
2016	12	9.85	115	0.79%	-	7.91%
2015	12	9.12	106	0.93%	-	0.56%
2014	17	9.07	157	0.61%	-	11.82%
2013	28	8.11	226	1.02%	-	31.14%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2017	17	9.47	160	0.21%	-	34.40%
2016	14	7.05	101	0.24%	-	0.25%
2015	14	7.03	102	0.07%	-	5.48%
2014	2	6.66	12	0.06%	-	12.10%
2013	6	5.94	35	0.21%	-	37.78%
Fidelity ® VIP Growth Portfolio – Service Class
2017	37	7.24	265	0.12%	-	35.00%
2016	31	5.36	166	-	-	0.71%
2015	32	5.32	168	0.14%	-	7.05%
2014	25	4.97	123	0.10%	-	11.19%
2013	47	4.47	211	0.19%	-	36.20%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2017	6	1.60	10	1.13%	-	4.16%
2016	29	1.54	45	2.34%	-	4.63%
2015	29	1.47	43	2.43%	-	(0.71%)
2014	58	1.48	86	2.16%	-	5.75%
2013	60	1.40	84	2.53%	-	(1.89%)
Franklin Income VIP Fund – Class 2
2017	27	2.00	55	4.74%	-	9.67%
2016	43	1.82	78	4.96%	-	14.02%
2015	46	1.60	73	4.65%	-	(7.05%)
2014	48	1.72	83	4.99%	-	4.62%
2013	76	1.64	124	5.96%	-	13.94%
Franklin Mutual Shares VIP Fund – Class 2
2017	6	8.12	52	2.28%	-	8.35%
2016	6	7.50	47	2.02%	-	16.06%
2015	5	6.46	32	3.17%	-	(4.94%)
2014	6	6.79	43	2.06%	-	7.12%
2013	6	6.34	38	2.02%	-	28.26%
Invesco V.I. American Franchise Fund – Series I Shares
2017	26	2.05	53	0.08%	-	27.34%
2016	25	1.61	40	-	-	2.27%
2015	24	1.57	38	-	-	5.01%
2014	32	1.50	48	0.04%	-	8.44%
2013	32	1.38	44	0.45%	-	40.14%
Invesco V.I. Core Equity Fund – Series I Shares
2017	12	2.18	27	1.03%	-	13.17%
2016	13	1.92	25	0.76%	-	10.26%
2015	14	1.74	24	0.95%	-	(5.77%)
2014	20	1.85	36	0.86%	-	8.15%
2013	20	1.71	35	1.40%	-	29.25%
Invesco V.I. Equity and Income Fund – Series II Shares
2017	59	2.21	131	1.47%	-	10.78%
2016	60	2.00	120	1.67%	-	14.83%
2015 ‡, 4	56	1.74	98	2.47%	-	(0.58%)
2014	-	-	-	-	-	-

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2017	18	2.38	42	4.25%	-	9.21%
2016	18	2.18	39	4.74%	-	12.13%
2015	17	1.94	34	4.16%	-	(1.53%)
2014	17	1.97	33	4.76%	-	4.35%
2013	18	1.89	33	5.18%	-	8.17%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2017	66	2.26	149	1.41%	-	13.38%
2016	64	2.00	129	1.57%	-	17.11%
2015	64	1.71	110	1.15%	-	(2.86%)
2014	79	1.76	139	0.73%	-	7.65%
2013	79	1.63	129	0.60%	-	35.90%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2017	29	2.27	65	0.62%	-	6.83%
2016	29	2.12	61	0.53%	-	16.39%
2015	28	1.83	51	0.60%	-	(3.79%)
2014	27	1.90	52	0.45%	-	11.53%
2013	30	1.70	50	0.44%	-	30.32%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2017 ‡	-	1.07	-	-	-	6.30%
2016	1	1.01	1	-	-	4.16%
2015 ‡, 5	4	0.97	4	-	-	(2.91%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2017	25	0.69	17	11.09%	-	2.05%
2016	34	0.67	23	1.01%	-	14.87%
2015	35	0.59	20	4.29%	-	(25.66%)
2014	67	0.79	53	0.24%	-	(18.62%)
2013	82	0.97	80	1.61%	-	(14.71%)
PIMCO Real Return Portfolio – Advisor Class
2017	0*	1.61	0*	2.29%	-	3.55%
2016	-	-	0*	2.18%	-	5.09%
2015	6	1.48	8	4.09%	-	(2.80%)
2014	6	1.52	9	1.31%	-	2.99%
2013	6	1.47	8	1.63%	-	(9.31%)
PIMCO Total Return Portfolio – Advisor Class
2017	6	1.82	11	1.92%	-	4.81%
2016	6	1.74	11	1.97%	-	2.57%
2015	6	1.69	10	4.94%	-	0.35%
2014	6	1.69	10	2.12%	-	4.17%
2013	6	1.62	9	2.11%	-	(2.06%)
Templeton Developing Markets VIP Fund – Class 2
2017	2	12.36	20	1.12%	-	40.41%
2016	2	8.80	21	0.81%	-	17.44%
2015	2	7.49	18	1.96%	-	(19.60%)
2014	6	9.32	54	1.46%	-	(8.39%)
2013	7	10.17	72	1.89%	-	(0.92%)

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Templeton Foreign VIP Fund – Class 2
2017	4	6.02	24	3.11%	-	16.69%
2016	9	5.16	46	3.01%	-	7.18%
2015	1	4.81	5	3.55%	-	(6.49%)
2014	10	5.14	52	1.31%	-	(11.13%)
2013	32	5.79	185	2.34%	-	22.97%
Templeton Growth VIP Fund – Class 2
2017	14	7.13	101	1.69%	-	18.50%
2016	15	6.02	91	2.05%	-	9.62%
2015	16	5.49	89	2.64%	-	(6.49%)
2014	20	5.87	119	1.32%	-	(2.81%)
2013	19	6.04	117	2.47%	-	30.82%
Touchstone Small Company Fund
2017	26	2.51	66	0.06%	-	19.12%
2016	27	2.10	56	0.07%	-	20.23%
2015 ‡, 4	27	1.75	47	-	-	0.38%
2014	-	-	-	-	-	-
Virtus Duff & Phelps International Series-Class A Shares
2017	21	7.42	154	1.62%	-	15.95%
2016	20	6.40	127	0.79%	-	(1.61%)
2015	19	6.50	124	2.22%	-	(10.48%)
2014	25	7.26	180	3.85%	-	(3.90%)
2013	24	7.56	182	2.14%	-	7.78%
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2017	4	17.83	64	1.43%	-	5.97%
2016	4	16.83	62	1.83%	-	6.82%
2015	4	15.76	59	1.52%	-	2.38%
2014	1	15.39	20	1.15%	-	31.62%
2013	1	11.69	16	1.50%	-	0.90%
Virtus KAR Capital Growth Series – Class A Shares
2017	35	6.36	221	-	-	36.07%
2016	34	4.67	161	0.00%*	-	(0.86%)
2015	34	4.71	160	-	-	9.26%
2014	33	4.31	142	0.06%	-	11.73%
2013	34	3.86	130	0.33%	-	29.44%
Virtus KAR Small-Cap Growth Series – Class A Shares
2017	3	20.04	70	-	-	40.85%
2016	4	14.22	50	-	-	25.92%
2015	4	11.30	42	-	-	0.73%
2014	4	11.21	46	-	-	5.50%
2013	8	10.63	88	0.28%	-	40.20%
Virtus KAR Small-Cap Value Series – Class A Shares
2017	17	13.56	232	0.68%	-	20.16%
2016	17	11.29	197	2.00%	-	26.54%
2015	18	8.92	164	0.54%	-	(1.37%)
2014	20	9.04	180	0.60%	-	1.83%
2013	25	8.88	218	0.57%	-	40.77%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2017	17	8.74	150	4.10%	-	6.72%
2016	24	8.19	200	4.54%	-	9.29%
2015	25	7.49	186	5.16%	-	(1.26%)
2014	14	7.59	104	4.86%	-	1.90%
2013	14	7.45	104	5.24%	-	2.25%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2017	79	7.44	591	1.61%	-	22.95%
2016	79	6.05	480	1.35%	-	9.41%
2015	78	5.53	431	0.89%	-	(8.91%)
2014	80	6.07	484	0.88%	-	9.64%
2013	112	5.53	619	0.87%	-	31.81%
Virtus Strategic Allocation Series – Class A Shares
2017	1	7.41	7	1.81%	-	18.97%
2016	1	6.23	7	1.31%	-	0.82%
2015	3	6.18	16	1.69%	-	(5.38%)
2014	3	6.53	20	2.12%	-	7.51%
2013	3	6.08	21	1.93%	-	17.99%
Wanger International
2017	8	10.12	82	1.22%	-	32.91%
2016	8	7.62	62	1.19%	-	(1.41%)
2015	8	7.72	63	1.47%	-	0.10%
2014	10	7.72	77	1.46%	-	(4.40%)
2013	10	8.07	80	2.49%	-	22.37%
Wanger Select
2017	0*	14.20	1	0.05%	-	26.67%
2016	1	11.21	6	0.18%	-	13.36%
2015	1	9.89	6	0.01%	-	0.25%
2014	3	9.87	25	-	-	3.14%
2013	3	9.57	26	0.28%	-	34.58%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Wanger USA
2017	20	12.63	254	-	-	19.58%
2016	20	10.56	215	-	-	13.69%
2015	21	9.29	193	-	-	(0.61%)
2014	24	9.34	225	-	-	4.78%
2013	25	8.92	224	0.13%	-	33.75%

*Amount is less than 500 Units, $500 in Net Assets or 0.005% of Total Return.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment Options with a date notation indicate the effective date of that Investment Option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[4]From inception January 16, 2015 to December 31, 2015.	[5]From inception November 2, 2015 to December 31, 2015.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PLAC and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PLAC is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PLAC makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Periodic charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PLAC for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PLAC makes deductions for administrative charges at a maximum rate of $120 per policy. These charges are typically a flat dollar amount, but could also vary by face amount of coverage.
Cost of Insurance Charge – In accordance with terms of the contracts, PLAC makes monthly deductions for costs of insurance to cover PLAC’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge – In accordance with terms of the contracts, PLAC will make monthly deductions at a maximum rate of .90% annually.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2017 and 2016 were $132,112, and $159,011, respectively.
B.    Optional Rider and Benefit Charges
PLAC may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
Charges Against Premium
PLAC deducts a sales charge from every premium payment and a deferred acquisition cost tax charge to the contract to reimburse PLAC for our federal tax liability related to our receipt of premium.
C.    Other Charges
PLAC may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PLAC intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
B.    Liquidations
On April 29, 2016, the Wanger International Select Fund liquidated.
C.    Name Changes
Effective October 13, 2017, the Sentinel Variable Products Balanced Fund was renamed the Touchstone Balanced Fund.
Effective October 13, 2017, the Sentinel Variable Products Bond Fund was renamed the Touchstone Bond Fund.
Effective October 13, 2017, the Sentinel Variable Products Common Stock Fund was renamed the Touchstone Common Stock Fund.
Effective October 13, 2017, the Sentinel Variable Products Small Company Fund was renamed Touchstone Small Company Fund.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A Shares was renamed the Virtus KAR Capital Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A Shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A Shares.
Effective April 28, 2017 the Virtus International Series - Class A Shares was renamed the Virtus Duff & Phelps International Series - Class A Shares.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A Shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A Shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A Shares was renamed the Virtus KAR Small-Cap Growth Series - Class A Shares.
Effective April 28, 2017 the Virtus Small-Cap Value Series - Class A Shares was renamed the Virtus KAR Small-Cap Value Series - Class A Shares.
Effective October 11, 2016, the Enhanced Core Equity Series - Class A Shares was renamed the Virtus Enhanced Core Equity Series - Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2017 and through the financial statement issuance date of April 25, 2018. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life and Annuity Company and
Contract Owners of the Phoenix Life and Annuity Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Phoenix Life and Annuity Variable Universal Life Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year ended December 31, 2017 and changes in net assets for each of the years in the two-year period ended December 31, 2017, and the related notes including the financial highlights in Note 5 for each of the years or period in the three-year period ended December 31, 2017 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as the date listed in the Appendix, the results of its operations for the year ended December 31, 2017, changes in its net assets for each of the years in the two-year period ended December 31, 2017, and the financial highlights for each of the years or period in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of The Phoenix Companies, Inc.’s separate accounts since 2015.
Hartford, Connecticut
April 25, 2018

Appendix
Statement of assets and liabilities as of December 31, 2017, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended.
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
Deutsche Equity 500 Index VIP - Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Touchstone Small Company Fund(1)
Virtus Duff & Phelps International Series - Class A Shares(1)
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares(1)
Virtus KAR Capital Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Value Series - Class A Shares(1)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares(1)
Virtus Rampart Enhanced Core Equity Series - Class A Shares(1)
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
Statements of operations for the year ended December 31, 2017 and changes in net assets for each of the years in the two-year period ended December 31, 2017.
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4260 © 2017 The Phoenix Companies, Inc.	12-17